Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 11, 2024	Jul. 04, 2023	Jul. 03, 2023
Quality Zone Technologies Pte. Ltd. [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests			100.00%
Trident Digital Tech Pte. Ltd. [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests		100.00%
IPO [Member] | American Depositary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares	1,800,000
Price per share	$ 5
Offering size	$ 9.0
Net proceed from initial public offering	$ 5.6
IPO [Member] | Class B ordinary shares [Member]
Organization and Principal Activities [Line Items]
Number of shares	14,400,000